Material Accounting Policy Information - Summary of Reconciliation Between IFRS and IFRS-EU (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Equity	€ 9,554	€ 10,935	[1],[2]	€ 13,577		€ 26,372	€ 24,661
Shareholders' equity, adjustment of EU 'IAS 39' carve-out	0	0
Shareholders' equity, tax effect of the adjustment	0	0
Shareholders' equity, effect of the adjustment after tax	0	0
Net income, adjustment of EU 'IAS 39' carve-out	0	(450)
Net income, tax effect of the adjustment	0	0
Net income, effect of the adjustment after tax	0	(450)
In accordance with IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	7,475	8,815
Net income	(199)	(540)
In accordance with EU-IFRS [member]
Disclosure of changes in accounting estimates [line items]
Equity	7,475	8,815
Net income	€ (199)	€ (990)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Opening balance as per January 1, 2023 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.